UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-1899

Dreyfus Growth Opportunity Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	02/28

Date of reporting period:	05/31/05

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FORM N-Q

Item 1.	Schedule of Investments.

Dreyfus Growth Opportunity Fund, Inc.
Statement of Investments
May 31, 2005 (Unaudited)

Common Stock-99.1%	Shares		Value($)

Consumer Discretionary-13.1%
Advance Auto Parts	25,000	[a]	1,481,750
Bed Bath & Beyond	64,000	[a]	2,601,600
Carnival	26,000		1,375,400
Coach	39,000	[a]	1,132,560
Disney (Walt)	50,000		1,372,000
Dollar General	63,000		1,235,430
eBay	42,000	[a]	1,596,420
Hilton Hotels	49,000		1,187,270
Home Depot	85,000		3,344,750
Kohl's	53,000	[a,b]	2,580,570
McDonald's	35,000		1,082,900
NIKE, Cl. B	21,000		1,726,200
PetSmart	40,500		1,286,685
Target	62,000		3,329,400
Time Warner	129,500	[a]	2,253,300
Viacom, Cl. B	55,500		1,903,095
			29,489,330

Consumer Staples-14.2%
Coca-Cola	35,000		1,562,050
Colgate-Palmolive	35,500		1,773,935
Dean Foods	47,000	[a]	1,831,590
Estee Lauder Cos., Cl. A	43,000		1,680,870
Gillette	69,000		3,639,060
McCormick & Co.	48,000		1,624,320
PepsiCo	127,000		7,150,100
Procter & Gamble	126,000		6,948,900
Wal-Mart Stores	74,000		3,495,020
Walgreen	53,000		2,403,020
			32,108,865

Energy-2.0%
BJ Services	13,000		654,550
Exxon Mobil	19,000		1,067,800
Halliburton	24,000		1,025,760
National-Oilwell	20,000	[a,b]	900,000
Pride International	34,000	[a]	766,700
			4,414,810

Financials-9.6%

AFLAC	17,000		706,350
American Express	53,500		2,880,975
American International Group	51,000		2,833,050
Bank of New York	26,000		749,320
Capital One Financial	20,000		1,508,000
CIT Group	22,500		954,450
Citigroup	20,000		942,200
Goldman Sachs Group	11,500		1,121,250
MBNA	55,000		1,159,950
Marsh & McLennan Cos.	17,500		508,200
Merrill Lynch	17,500		949,550
North Fork Bancorporation	29,750		810,985
Reinsurance Group of America	32,500		1,486,875
Schwab (Charles)	90,000		1,020,600
State Street	17,000		816,000
U.S. Bancorp	38,000		1,114,540
Wachovia	28,000		1,421,000
Willis Group Holdings	20,000		685,400
			21,668,695

Health Care-13.3%
Amgen	58,000	[a]	3,629,640
Cardinal Health	23,000	[b]	1,332,390
Community Health Systems	30,000	[a]	1,091,100
Covance	33,500	[a]	1,462,610
DaVita	17,000	[a,b]	783,020
Genentech	34,000	[a,b]	2,694,500
Genzyme	21,000	[a]	1,310,190
Gilead Sciences	40,000	[a]	1,632,000
Guidant	17,000		1,256,130
Hospira	23,900	[a]	910,112
Medtronic	76,000		4,085,000
PacifiCare Health Systems	25,000	[a,b]	1,570,750
Schering-Plough	85,000		1,657,500
St. Jude Medical	39,000	[a]	1,564,680
UnitedHealth Group	28,000		1,360,240
Valeant Pharmaceuticals International	28,000	[b]	577,640
WellPoint	13,000	[a]	1,729,000
Zimmer Holdings	18,000	[a]	1,378,440
			30,024,942

Industrials-6.4%
Avery Dennison	13,500		708,075
Boeing	22,500		1,437,750
Burlington Northern Santa Fe	22,000		1,087,240
Empresa Brasileira de Aeronautica, ADR	37,500		1,136,250

General Electric	50,800		1,853,184
Illinois Tool Works	15,000		1,266,450
Norfolk Southern	40,000		1,276,800
Pitney Bowes	17,500		780,675
Rockwell Collins	21,000		1,037,190
3M	19,600		1,502,340
Tyco International	26,000		752,180
United Technologies	14,000		1,493,800
			14,331,934

Information Technology-14.9%
Accenture	48,000	[a]	1,117,440
Automatic Data Processing	52,000	[b]	2,277,600
Cisco Systems	295,000	[a]	5,717,100
Cognizant Technology Solutions	27,000	[a,b]	1,296,000
Dell	101,500	[a]	4,048,835
EMC	165,500	[a]	2,326,930
Google, Cl. A	7,000	[a]	1,948,800
Infosys Technologies, ADR	16,000		1,157,440
International Business Machines	30,000		2,266,500
Marvell Technology Group	42,000	[a]	1,720,320
Motorola	129,000		2,240,730
Network Appliance	80,000	[a,b]	2,300,800
QUALCOMM	66,000		2,459,160
Yahoo!	74,000	[a]	2,752,800
			33,630,455

Materials-1.2%
Freeport-McMoRan Copper & Gold, Cl. B	22,500	[b]	794,250
Newmont Mining	20,000		744,800
Praxair	23,500		1,101,445
			2,640,495

Pharmaceuticals-12.0%
Abbott Laboratories	83,000		4,003,920
Eli Lilly & Co.	18,000		1,049,400
Johnson & Johnson	130,000		8,723,000
Novartis, ADR	40,000		1,953,200
Pfizer	313,000		8,732,700
Sepracor	14,000	[a,b]	850,640
Wyeth	39,000		1,691,430
			27,004,290

Semiconductors-6.7%
Altera	57,000	[a]	1,264,830
Intel	305,000		8,213,650

Linear Technology	45,000	[b]	1,686,150
Microchip Technology	60,000	[b]	1,778,400
Texas Instruments	81,000		2,238,840
			15,181,870

Software-5.1%
Cognos	44,000	[a]	1,661,440
Microsoft	299,000		7,714,200
Oracle	169,000	[a]	2,166,580
			11,542,220

Telecommunication Services-.6%
NEXTEL Communications, Cl. A	45,000	[a]	1,358,100

Total Common Stocks
(cost $191,519,293)			223,396,006

	Principal
Short-Term Investments-.6%	Amount($)		Value($)

U.S. Treasury Bills:
2.57%, 6/23/2005	187,000		186,693
2.57%, 6/30/2005	1,269,000		1,266,259
Total Short-Term Investments
(cost $1,453,079)			1,452,952

Investment Of Cash Collateral
for Securities Loaned-4.3%	Shares		Value($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $9,628,251)	9,628,251	[c]	9,628,251

Total Investments (cost $202,600,623)	104.0%		234,477,209

Liabilities, Less Cash and Receivables	(4.0%)		(9,138,616)

Net Assets	100.0%		225,338,593

ADR-American Depository Receipts
[a] Non-income producing.
[b] All or a portion of these securities are on loan. At May 31, 2005, the total market value of the fund's securities on loan is $9,296,630 and the total market value of the collateral held by the fund is $9,628,251.
[c] Invstment in affiliated money market mutual fund.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth Opportunity Fund, Inc.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	July 28, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	July 28, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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